Non-Controlling Interests - Spero Potentiator - Additional Information (Detail) - USD ($)	1 Months Ended					3 Months Ended		12 Months Ended
	Jun. 30, 2017	Aug. 31, 2016	Jan. 31, 2016	Nov. 30, 2015	Feb. 28, 2015	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncontrolling Interest [Line Items]
Research and development expense						$ 8,925,000	$ 5,999,000	$ 32,869,000	$ 26,333,000	$ 11,125,000
Non-controlling interest						355,000		355,000	(3,808,000)
Spero Potentiator, Inc. [Member]
Noncontrolling Interest [Line Items]
Common stock shares issued		2,160	2,160	2,736
Ownership percentage										49.90%
Proceeds from the issuance of common stock, net of issuance costs		$ 0	$ 0	$ 0
Non-controlling interest						$ 0		$ 0	$ (5,470,000)
Spero Potentiator, Inc. [Member] | Anti- dilution Rights [Member] | Research and Development Expenses [Member]
Noncontrolling Interest [Line Items]
Fair value of derivative liability					$ 2,400,000
Spero Potentiator, Inc. [Member] | Northern Antibiotics Oy Ltd. [Member]
Noncontrolling Interest [Line Items]
Common stock shares issued		2,160	2,160	2,736	996
Common stock issued, aggregate fair value					$ 1,100,000
Increase in non-controlling interest and reduction of derivative liability		$ 1,000,000	$ 1,000,000	$ 1,500,000
Cash payment for repurchase of shares	$ 1,000,000
Contingent consideration	100,000
Milestone payments	7,000,000
Cash payment for repurchase of shares	2,500,000
Non-controlling interest	6,400,000
Increase to accumulated deficit	$ 1,000,000
Spero Potentiator, Inc. [Member] | Northern Antibiotics Oy Ltd. [Member] | Anti- dilution Rights [Member]
Noncontrolling Interest [Line Items]
Ownership percentage					49.90%
Proceeds from the issuance of common stock, net of issuance costs		$ 0	$ 0	$ 0	$ 0
Spero Potentiator, Inc. [Member] | Northern Antibiotics Oy Ltd. [Member] | Anti- dilution Rights [Member] | Prior to IND [Member]
Noncontrolling Interest [Line Items]
Maximum amounts of investments for anti-dilution protection					5,000,000
Spero Potentiator, Inc. [Member] | Northern Antibiotics Oy Ltd. [Member] | Anti- dilution Rights [Member] | Post IND [Member]
Noncontrolling Interest [Line Items]
Maximum amounts of investments for anti-dilution protection					6,500,000
Spero Potentiator, Inc. [Member] | Northern Antibiotics Oy Ltd. [Member] | Licensing Agreements [Member]
Noncontrolling Interest [Line Items]
Research and development expense					$ 1,100,000